UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha,   NE

 68137

(Address of principal executive offices)

(Zip code)

James Ash

           Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  7/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Shares	Security	Market Value
	EXCHANGE TRADED FUNDS - 23.16%
	EQUITY FUND - 23.16%
247,000	ProShares Ultra S&P 500	$ 13,809,770
	TOTAL EXCHANGE TRADED FUNDS
	( Cost - $13,954,883)

	MUTUAL FUNDS - 52.45%
	ASSET ALLOCATION FUND - 0.85%
21,803	Rydex High Yield Strategy Fund	507,999

	DEBT FUND - 51.60%
16,704	Access Flex High Yield Fund *	507,294
70,398	Direxion Dynamic High Yield Bond Fund	1,020,222
1,540,036	PIMCO High Yield Fund	14,460,935
811,704	Rydex Series - Inverse Government Long Bond 1.2x Strategy Fund	14,773,009
		30,761,460

	TOTAL MUTUAL FUNDS	31,269,459
	( Cost - $30,653,618)

	SHORT-TERM INVESTMENTS - 46.15%
	MONEY MARKET FUND - 23.81%
14,173,906	Fifth Third Institutional Money Market Fund, 0.01% +	14,173,906
24,134	Rydex Series US Government Money Market Fund, 0.00% +	24,134
		14,198,040
	U.S. GOVERNMENT - 22.34%
13,320,000	United States Treasury Bill, 0.08%, due 10/25/2012 ^	13,317,217

	TOTAL SHORT-TERM INVESTMENTS	27,515,257
	( Cost - $27,515,257)

	TOTAL INVESTMENTS - 121.76%
	( Cost - $72,123,758) (a)	$ 72,594,486
	OTHER LIABILITIES LESS ASSETS - (21.76) %	(12,976,413)
	NET ASSETS - 100.00%	$ 59,618,073

* Non-income producing security.
+ Money market fund; interest rate reflects seven-day yield on July 31, 2012.
^ Collateral for futures.
	(a) Represents cost for financial reporting purposes and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 617,803
	Unrealized Depreciation:	(147,075)
	Net Unrealized Appreciation:	$ 470,728

CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
		Unrealized
Long(Short)		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS	(Depreciation)
45	Japanese Yen Futures September 2012	$ 69,988
	(Underlying Face Amount at Value $7,203,938)
1	USD/CZK September 2012	938
	(Underlying Face Amount at Value $100,000)
	TOTAL OPEN LONG FUTURES CONTRACTS	70,926

	OPEN SOLD FUTURE CONTRACTS
(116)	Australian Dollar Future September 2012	(457,550)
	(Underlying Face Amount at Value $12,142,880)
(9)	British Pound Future September 2012	1,406
	(Underlying Face Amount at Value $882,056)
(9)	Canadian Dollar Future September 2012	(16,830)
	(Underlying Face Amount at Value $896,580)
(43)	Euro Fx Future September 2012	(14,375)
	(Underlying Face Amount at Value $6,616,625)
(3)	New Zealand Dollar Future September 2012	(4,140)
	(Underlying Face Amount at Value $242,280)
(5)	USD/NOK September 2012	4,738
	(Underlying Face Amount at Value $501,500)
(3)	USD/SEK September 2012	7,895
	(Underlying Face Amount at Value $300,900)
	TOTAL OPEN SOLD FUTURES CONTRACTS	(478,856)
	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (407,930)

Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

 The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded futures are valued at the settlement price determined by the exchange.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CMG Absolute Return Strategies Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$ 13,809,770	$ -	$ -	$ 13,809,770
Mutual Funds	31,269,459	-	-	31,269,459
Short-Term Investments	14,198,040	13,317,217	-	27,515,257
Total Assets	$ 59,277,269	$ 13,317,217	$ -	$ 72,594,486
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 407,930	$ -	$ -	$ 407,930
Total Liabilities	$ 407,930	$ -	$ -	$ 407,930

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
*Derivative Instruments include cumulative unrealized loss on futures contracts open at July 31, 2012.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts –  The Fund is subject to interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of July 31, 2012 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 7/31/2012
Commodity contracts	$-
Equity contracts	-
Foreign exchange contracts	(407,930)
Interest rate contracts	-
Total	$(407,930)

CMG Tactical Equity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2012
Par Value	Security	Market Value
	BONDS & NOTES - 13.28%
	BANKS - 2.23%
$ 300,000	Royal Bank of Canada, 2.10%, 7/29/13	$ 304,953

	BEVERAGES - 4.40%
300,000	Coca-Cola Co., 0.75%, 11/15/13	301,611
300,000	PepsiCo, Inc., 0.88%, 10/25/13	301,521
		603,132
	DIVERSIFIED FINANCIAL SERVICES - 4.43%
300,000	General Electric Capital Corp., 2.80%, 1/8/13	303,018
300,000	General Electric Capital Corp., 1.88%, 9/16/13	303,909
		606,927
	TELECOMMUNICATIONS - 2.22%
300,000	Verizon Communications, Inc., 1.25%, 11/3/14	304,725

	TOTAL BONDS & NOTES	1,819,737
	( Cost - $1,817,775)

	SHORT-TERM INVESTMENTS - 62.87%
Shares	MONEY MARKET FUND - 62.87%
8,613,806	Fifth Third Institutional Money Market Fund, 0.01% +	8,613,806
	TOTAL SHORT-TERM INVESTMENTS
	( Cost - $8,613,806)

	TOTAL INVESTMENTS - 76.15%
	( Cost - $10,431,581) (a)	$ 10,433,543
	OTHER ASSETS LESS LIABILITIES - 23.85%	3,267,737
	NET ASSETS - 100.00%	$ 13,701,280

	+ Money market fund; interest rate reflects seven-day yield on July 31, 2012.
	(a) Represents cost for financial reporting purposes and differs from market value
	by net unrealized appreciation (depreciation) of securities as follows:
	Unrealized Appreciation:	$ 2,100
	Unrealized Depreciation:	(138)
	Net Unrealized Appreciation:	$ 1,962

		Unrealized
Long(Short)		Appreciation
Contracts	OPEN LONG FUTURE CONTRACTS	(Depreciation)
398	S&P E-Mini Future September 2012	$ (124,375)
	(Underlying Face Amount at Value $27,352,550)
	TOTAL OPEN LONG FUTURES CONTRACTS	(124,375)
	TOTAL NET UNREALIZED DEPRECIATION FROM
	OPEN FUTURES CONTRACTS	$ (124,375)

Notional amounts are the underlying reference amounts to stock exchange indices, equities and foreign currencies upon which the fair value of the futures contracts traded by the Fund are based.  While notional amounts do not represent the current fair value and are not necessarily indicative of the future cash flows of the Fund's futures contracts, the underlying price changes in relation to the variables specified by the notional amounts affect the fair value of these derivative financial instruments.

CMG Tactical Equity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

 The following is a summary of significant accounting policies followed by the Fund in preparation of the financial statements.  These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Security Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation.  Exchange traded futures are valued at the settlement price determined by the exchange.  The Fund may invest in portfolios of open-end or closed-end investment companies (the “underlying funds”).  Underlying open-end funds are valued at their respective net asset values as reported by such investment companies.  The underlying funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value by the methods established by the Board of the underlying funds. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share.  The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Fund will not change.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

In unusual circumstances, instead of valuing securities in the usual manner, the Fund may value securities at “fair value” as determined in good faith by the Fund’s Board of Trustees (the “Board”), pursuant to the procedures (the “Procedures”) approved by the Board.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.   Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:
Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

CMG Tactical Equity Strategy Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

Assets	Level 1	Level 2	Level 3	Total
Bonds & Notes	$ -	$ 1,819,737	$ -	$ 1,819,737
Short-Term Investments	8,613,806	-	-	8,613,806
Total Assets	$ 8,613,806	$ 1,819,737	$ -	$ 10,433,543
Liabilities	Level 1	Level 2	Level 3	Total
Derivative Instruments*	$ 124,375	$ -	$ -	$ 124,375
Total Liabilities	$ 124,375	$ -	$ -	$ 124,375

The Fund did not hold any Level 3 securities during the period.
There were no transfers into or out of Level 1 and Level 2 during the period.
*Derivative Instruments include cumulative unrealized loss on futures contracts open at July 31, 2012.
It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Futures Contracts –  The Fund is subject to equity price risk, interest rate risk and foreign currency exchange rate risk in the normal course of pursuing their investment objectives.  The Fund may purchase or sell futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates or foreign currencies or commodities.   Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Fund’s agent in acquiring the futures position).    During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by “marking to market” on a daily basis to reflect the market value of the contracts at the end of each day’s trading.   Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred.   When the contracts are closed, a Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund’s basis in the contract.   If the Fund was unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.   The Fund segregates liquid securities having a value at least equal to the amount of the current obligation under any open futures contract. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

The following is a summary of the unrealized gain/(loss) of the derivative instruments utilized by the Fund as of July 31, 2012 categorized by risk exposure:

Risk Exposure Category	Unrealized Gain/(Loss) at 7/31/2012
Commodity contracts	$-
Equity contracts	(124,375)
Foreign exchange contracts	-
Interest rate contracts	-
Total	$(124,375)

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

9/28/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date    9/28/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

9/28/12